Financial Instruments And Risks - Summary of Macroeconomic Assumptions Used To Estimate Expected Credit Losses (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
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Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
GDP – year on year percentage change	4.50%	4.60%	3.80%
CPI – year on year percentage change	0.70%	1.60%
Broad measure of money supply (M1) – year on year percentage change	(0.60%)		4.80%
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Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
GDP – year on year percentage change	(5.30%)	(5.50%)	(5.50%)
CPI – year on year percentage change	(1.50%)	(2.00%)
Broad measure of money supply (M1) – year on year percentage change	(3.80%)		(6.40%)